EQ ADVISORS TRUSTSM

CLASS K SHARES

SUPPLEMENT DATED AUGUST 16, 2011 TO THE PROSPECTUS DATED AUGUST 16, 2011

This Supplement updates information contained in the Prospectus dated August 16, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding the EQ/Global Multi-Sector Equity Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about an investment strategy change regarding the allocation of the active and passive investments of the EQ/Global Multi-Sector Equity Portfolio.

Information Regarding

EQ/Global Multi-Sector Equity Portfolio

The last sentence of the first paragraph in the section "Investments, Risks, and Performance – Principal Investment Strategy" is deleted in its entirety and replaced with the following:

The Active Allocated Portion consists of approximately 20% of the Portfolio's net assets and the Index Allocated Portion consists of approximately 80% of the Portfolio's net assets.

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